Employee Costs from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Components of Employee Costs

		For the year ended December 31,
		2021	2020
	Note	$	$
Wages, salaries, and benefits		2,644.6	2,670.3
Pension costs		77.3	79.3
Share-based compensation	23	46.7	16.4
Total employee costs		2,768.6	2,766.0
Direct labor		1,672.8	1,754.0
Indirect labor		1,095.8	1,012.0
Total employee costs		2,768.6	2,766.0